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                                                                    THE HARTFORD







September 5, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Putnam Hartford Capital Manager Outlook Series II
         Separate Account Ten (Registrant)
         File No. 333-101953

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 18, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant